Risk/Return Detail Data - FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO	Mar. 01, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Salem Street Trust
FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO | Fidelity Series 5+ Year Inflation-Protected Bond Index Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund seeks to provide investment results that correspond to the total return of the inflation-protected sector of the United States Treasury market.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31 % of the average value of its portfolio.
Portfolio Turnover, Rate	31.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds.Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in inflation-protected debt securities included in the Bloomberg US Treasury Inflation-Protected Securities (TIPS) 5+ Years Index, which is composed of inflation-protected debt securities issued by the U.S. Treasury with remaining maturities of 5 or more years. Using statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the Bloomberg US Treasury Inflation-Protected Securities (TIPS) 5+ Years Index using a smaller number of securities. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders. Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Investing for Inflation Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency . You could lose money by investing in the fund. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Annual Return, Inception Date	Aug. 13, 2021
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2022
Highest Quarterly Return	2.63%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(10.42%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO | Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | Fidelity Series 5+ Year Inflation-Protected Bond Index Fund
Risk/Return:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none
1 year	none
3 years	none
5 years	none
10 years	none
2022	(19.04%)
FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO | Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | Return Before Taxes | Fidelity Series 5+ Year Inflation-Protected Bond Index Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	(19.04%)
Since Inception	(12.79%)
FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO | Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | After Taxes on Distributions | Fidelity Series 5+ Year Inflation-Protected Bond Index Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(21.06%)
Since Inception	(14.59%)
FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO | Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | After Taxes on Distributions and Sales | Fidelity Series 5+ Year Inflation-Protected Bond Index Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	(11.24%)
Since Inception	(10.38%)
FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO | Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | IXW40
Risk/Return:
Label	Bloomberg US Treasury Inflation-Protected Securities (TIPS) 5+ Years Index
Past 1 year	(18.79%)
Since Inception	(12.54%)	[1]

[1]	A From August 13, 2021